Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Payables [Line Items]
Trade payables	$ 1,803	$ 8,595	$ 9,490
in CHF
Trade Payables [Line Items]
Trade payables	969	2,623	433
in USD
Trade Payables [Line Items]
Trade payables	408	1,728	749
in EUR
Trade Payables [Line Items]
Trade payables	416	3,981	8,260
in CAD
Trade Payables [Line Items]
Trade payables	0	4	10
in GBP
Trade Payables [Line Items]
Trade payables	$ 10	$ 259	$ 38